Consolidated Balance Sheets - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Current assets
Cash and cash equivalence	$ 374,910	$ 1,226,220	$ 502,029	$ 556,788
Accounts receivable	252,485	2,848,904	4,720,093	0
Other receivables	17,256	491,290	360,071	23,791
Advances to suppliers	6,946,351	4,594,299	5,173,680	7,490,564
Due from related parties	70,708	0	611,879	638,926
Inventory	2,067,844	2,080,853	1,463,856	1,142,726
Costs in excess of billings	832,390	710,652	0	0
Deferred tax asset		0	0	111,844
Other current asset	268,354	126,395	721,868	1,146,786
Total current assets	10,830,298	12,078,613	13,553,476	11,111,425
Non-current assets
Property, plant and equipment, net	4,495,482	4,520,735	7,679,323	6,779,256
Deposit for property, plant and equipment	49,605	178,617	90,826	1,590,581
Total non-current assets	4,545,087	4,699,352	7,770,149	8,369,837
Total assets	15,375,385	16,777,965	21,323,625	19,481,262
Current liabilities
Accounts payable and accrued liabilities	4,157,651	4,851,630	3,074,079	327,759
Due to shareholders		0	18,954	18,934
Capital lease obligations - current		0	33,152	31,022
Due to director	415,084	414,876	417,770	430,928
Due to related parties	2,089,218	1,716,734	1,056,568	3,080,147
Advance from customers	118,550	620,814	451,962	120,649
Deferred tax liabilities	72,946	107,609	83,101	0
Other payables	269,045	234,791	459,337	28,102
Income tax payable	322,316	329,177	1,557	0
Net Advance billings	277,971	0	3,489,776	3,847,085
Total current liabilities	7,722,781	8,275,631	9,086,256	7,884,626
Non-current liabilities
Capital lease obligations - non-current		0	2,687,887	2,718,106
Total non-current liabilities		0	2,687,887	2,718,106
Total liabilities	7,722,781	8,275,631	11,774,143	10,602,732
Commitments and contingencies	0	0	0	0
STOCKHOLDERS' EQUITY
Preferred stock: $0.001 par value, 100,000,000 shares authorized, none issued and outstanding	0	0	0	0
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 591,042,000 shares issued and outstanding	591,042	591,042	591,042	598,042
Additional paid-in capital	9,715,175	9,713,675	9,457,675	9,451,675
Subscription receivable	(310,000)	(310,000)	(310,000)	(317,000)
Deficit accumulated	(1,464,309)	(812,935)	(204,751)	(862,211)
Accumulated other comprehensive gain	(879,304)	(679,448)	15,516	8,024
Total stockholders' equity	7,652,604	8,502,334	9,549,482	8,878,530
Total liabilities and stockholders' equity	$ 15,375,385	$ 16,777,965	$ 21,323,625	$ 19,481,262